Debt securities in issue	6 Months Ended
Jun. 30, 2022
Debt securities in issue [Abstract]
Debt securities in issue
8

Debt securities in issue
Debt securities in issue relates to debentures and other issued debt securities with either fixed interest rates or
interest rates based on floating interest

rate levels, such as certificates of deposit and accepted bills issued by
ING Group, except for subordinated

items. Debt securities in issue does not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are
issued on terms other than those available in the normal course of business.
Changes in debt securities in issue
in EUR million
30
June
2022
31
December
2021
Opening balance 91,784 82,065
Additions 50,085 85,113
Redemptions / Disposals -46,591 -76,150
Exchange rate differences 2,817 2,771
Other movements -4,972 -2,014
Closing balance 93,123 91,784